JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

CORPORATE BONDS — 21.7%
Auto Components — 0.1%
Allison Transmission, Inc. 5.88%, 6/1/2029(a)	880	940
Clarios Global LP
6.75%, 5/15/2025(a)	451	471
6.25%, 5/15/2026(a)	928	964
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	995	1,075
5.63%, 11/15/2026(a)	5,662	4,616

		8,066

Automobiles — 2.0%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 0.94%, 8/12/2022(a)(b)	20,550	20,660
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.53%), 0.66%, 4/14/2022(a)(b)	24,580	24,617
(SOFR + 0.53%), 0.58%, 4/1/2024(a)(b)	31,050	31,266
Daimler Finance North America LLC (Germany) (ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(a)(b)	30,835	30,882
Nissan Motor Acceptance Co. LLC
(ICE LIBOR USD 3 Month + 0.89%), 1.01%, 1/13/2022(a)(b)	12,600	12,608
(ICE LIBOR USD 3 Month + 0.65%), 0.77%, 7/13/2022(a)(b)	26,645	26,646
(ICE LIBOR USD 3 Month + 0.69%), 0.82%, 9/28/2022(a)(b)	40,500	40,532

		187,211

Banks — 9.3%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 4/24/2023(b)	28,501	28,591
(ICE LIBOR USD 3 Month + 0.79%), 0.91%, 3/5/2024(b)	44,117	44,394
(BSBY3M + 0.43%), 0.59%, 5/28/2024(b)	25,250	25,275
(SOFR + 0.69%), 0.74%, 4/22/2025(b)	36,200	36,402
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 0.70%, 3/26/2022(b)	33,020	33,078
(SOFR + 0.68%), 0.73%, 3/10/2023(b)	9,200	9,249
(SOFR + 0.32%), 0.37%, 7/9/2024(b)	14,560	14,513
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 0.33%, 6/23/2023(b)	14,382	14,386
(SOFR + 0.26%), 0.31%, 9/15/2023(b)	25,800	25,747
(SOFR + 0.45%), 0.49%, 4/15/2024(b)	19,125	19,158
(SOFR + 0.38%), 0.43%, 7/31/2024(b)	22,015	22,004
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.63%), 1.75%, 1/10/2023(b)	13,980	14,003
(ICE LIBOR USD 3 Month + 1.43%), 1.59%, 2/15/2023(b)	35,980	36,059
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.80%), 0.85%, 3/17/2023(b)	7,480	7,527
(SOFR + 0.34%), 0.39%, 6/22/2023(b)	29,750	29,781
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 1/30/2023(b)	15,570	15,592
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 1.07%, 7/24/2023(b)	24,718	24,814
(ICE LIBOR USD 3 Month + 1.43%), 1.55%, 9/1/2023(b)	50,939	51,388
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 0.88%, 2/14/2022(b)	5,700	5,704
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 0.74%, 12/2/2022(a)(b)	24,480	24,596
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.00%), 1.16%, 5/18/2024(b)	37,007	37,345
ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 1.28%, 3/29/2022(b)	17,925	17,984
KeyBank NA
(SOFR + 0.34%), 0.39%, 1/3/2024(b)	2,200	2,200
(SOFR + 0.32%), 0.37%, 6/14/2024(b)	12,750	12,734
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.70%), 0.82%, 3/7/2022(b)	16,710	16,738
(ICE LIBOR USD 3 Month + 0.79%), 0.91%, 7/25/2022(b)	19,915	19,998
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.79%), 0.91%, 3/5/2023(b)	10,178	10,249
(ICE LIBOR USD 3 Month + 0.84%), 0.96%, 7/16/2023(b)	27,675	27,791

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUFG Union Bank NA (SOFR + 0.71%), 0.76%, 12/9/2022(b)	5,590	5,620
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 0.58%, 8/12/2024(a)(b)	8,500	8,512
Royal Bank of Canada (Canada) (SOFR + 0.36%), 0.41%, 7/29/2024(b)	38,250	38,281
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 0.76%, 12/12/2022(a)(b)	20,420	20,538
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.74%), 0.86%, 10/18/2022(b)	33,771	33,940
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.53%), 0.65%, 12/1/2022(b)	24,440	24,565
(SOFR + 0.22%), 0.27%, 6/2/2023(b)	34,000	34,006
(SOFR + 0.36%), 0.40%, 3/4/2024(b)	34,000	34,041
(SOFR + 0.35%), 0.40%, 9/10/2024(b)	16,535	16,544
Truist Bank (SOFR + 0.73%), 0.78%, 3/9/2023(b)	6,070	6,108
Truist Financial Corp. (SOFR + 0.40%), 0.45%, 6/9/2025(b)	24,125	24,057
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 1.36%, 10/31/2023(b)	10,321	10,419

		883,931

Biotechnology — 0.5%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.81%, 11/21/2022(b)	49,580	49,827

Capital Markets — 3.7%
Charles Schwab Corp. (The) (SOFR + 0.50%), 0.55%, 3/18/2024(b)	34,534	34,634
Credit Suisse AG (Switzerland)
(SOFR + 0.45%), 0.50%, 2/4/2022(b)	7,539	7,541
(SOFR + 0.38%), 0.43%, 8/9/2023(b)	26,850	26,832
(SOFR + 0.39%), 0.44%, 2/2/2024(b)	31,600	31,545
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 1.32%, 12/14/2023(a)(b)	8,640	8,715
Deutsche Bank AG (Germany) (ICE LIBOR USD 3 Month + 1.19%), 1.34%, 11/16/2022(b)	1,501	1,510
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.17%, 6/5/2023(b)	55,038	55,223
(ICE LIBOR USD 3 Month + 1.00%), 1.12%, 7/24/2023(b)	19,431	19,507
Morgan Stanley
(SOFR + 0.70%), 0.75%, 1/20/2023(b)	20,580	20,593
(ICE LIBOR USD 3 Month + 1.40%), 1.52%, 10/24/2023(b)	62,047	62,732
UBS AG (Switzerland) (SOFR + 0.32%), 0.37%, 6/1/2023(a)(b)	21,250	21,256
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/23/2023(a)(b)	28,422	28,569
(ICE LIBOR USD 3 Month + 0.95%), 1.11%, 8/15/2023(a)(b)	28,504	28,653

		347,310

Chemicals — 0.0%(c)
CVR Partners LP 9.25%, 6/15/2023(a)	234	235
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(a)(d)	5,673	—	(e)
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	500	506
Venator Finance SARL 9.50%, 7/1/2025(a)	770	840

		1,581

Consumer Finance — 1.4%
American Express Co. (ICE LIBOR USD 3 Month + 0.62%), 0.78%, 5/20/2022(b)	32,480	32,498
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.54%), 0.67%, 6/27/2022(b)	23,720	23,778
(ICE LIBOR USD 3 Month + 0.37%), 0.52%, 5/10/2023(b)	25,250	25,304
Caterpillar Financial Services Corp. (SOFR + 0.25%), 0.29%, 5/17/2024(b)	7,970	7,970
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	200	212
4.39%, 1/8/2026	2,100	2,218
4.54%, 8/1/2026	1,500	1,602
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.49%), 0.60%, 6/13/2022(b)	12,290	12,319
Toyota Motor Credit Corp.
(SOFR + 0.32%), 0.37%, 4/6/2023(b)	23,196	23,189
Series B, (SOFR + 0.29%), 0.34%, 9/13/2024(b)	9,000	9,008

		138,098

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Distributors — 0.0%(c)
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	1,361	1,283
13.13%, 11/15/2027(a)	530	346

		1,629

Diversified Financial Services — 0.2%
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	537	597
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 0.48%, 3/11/2024(a)(b)	17,000	17,054

		17,651

Diversified Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027(a)	1,070	1,152
AT&T, Inc. (SOFR + 0.64%), 0.69%, 3/25/2024(b)	8,758	8,762
CCO Holdings LLC 5.00%, 2/1/2028(a)	130	134
Frontier Communications Holdings LLC 5.88%, 11/1/2029	485	477
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(d)	8,719	4,229
8.00%, 2/15/2024(a)(d)(f)	95	97
8.50%, 10/15/2024(a)(d)	1,228	617
9.75%, 7/15/2025(a)(d)	3,770	1,847
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.12%, 3/16/2022(b)	3,984	3,995

		21,310

Electric Utilities — 1.0%
Duke Energy Corp. (SOFR + 0.25%), 0.30%, 6/10/2023(b)	17,000	16,991
Eversource Energy Series T, (SOFR + 0.25%), 0.30%, 8/15/2023(b)	12,750	12,733
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/2023(b)	26,696	26,653
(SOFR + 0.54%), 0.59%, 3/1/2023(b)	39,050	39,162
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021‡(d)	24,805	25
8.50%, 10/1/2022‡(d)	37,201	56

		95,620

Energy Equipment & Services — 0.0%(c)
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	385	331
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(g)(h)(i)	4,896	228

		559

Entertainment — 0.0%(c)
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	731	792

Food & Staples Retailing — 0.0%(c)
Rite Aid Corp.
7.50%, 7/1/2025(a)	652	650
8.00%, 11/15/2026(a)	1,185	1,178

		1,828

Food Products — 0.0%(c)
Post Holdings, Inc. 5.75%, 3/1/2027(a)	815	840

Gas Utilities — 0.1%
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.72%, 3/11/2023(b)	10,630	10,630

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. (ICE LIBOR USD 3 Month + 1.03%), 1.15%, 6/6/2022(b)	26,216	26,338

Health Care Providers & Services — 0.1%
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	5,940	3,609
HCA, Inc. 5.38%, 2/1/2025	4,590	5,005
Tenet Healthcare Corp. 5.13%, 11/1/2027(a)	2,560	2,629

		11,243

Hotels, Restaurants & Leisure — 0.1%
Chukchansi Economic Development Authority 8.00%, 4/15/2028(a)	2,240	2,129
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	1,790	1,803
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	520	547
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	432	451

		4,930

Household Products — 0.0%(c)
Spectrum Brands, Inc. 5.75%, 7/15/2025	284	289

Insurance — 1.8%
Athene Global Funding
(SOFR + 0.70%), 0.75%, 5/24/2024(a)(b)	48,250	48,314
(SOFR + 0.56%), 0.61%, 8/19/2024(a)(b)	25,500	25,470
Brighthouse Financial Global Funding (SOFR + 0.76%), 0.81%, 4/12/2024(a)(b)	5,750	5,794
GA Global Funding Trust (SOFR + 0.50%), 0.55%, 9/13/2024(a)(b)	9,685	9,696

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jackson National Life Global Funding (SOFR + 0.60%), 0.65%, 1/6/2023(a)(b)	36,899	37,055
MET Tower Global Funding (SOFR + 0.55%), 0.60%, 1/17/2023(a)(b)	16,240	16,292
Metropolitan Life Global Funding I
(SOFR + 0.57%), 0.62%, 1/13/2023(a)(b)	16,850	16,924
(SOFR + 0.32%), 0.37%, 1/7/2024(a)(b)	16,496	16,478

		176,023

Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.00%, 1/30/2023(b)	18,855	19,003
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	2,815	2,824

		21,827

Media — 0.1%
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	2,980	3,010
DISH DBS Corp. 5.88%, 11/15/2024	3,283	3,320
Meredith Corp. 6.50%, 7/1/2025	1,870	1,989
Nexstar Media, Inc. 5.63%, 7/15/2027(a)	1,320	1,370
Sirius XM Radio, Inc. 5.50%, 7/1/2029(a)	1,485	1,575

		11,264

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. 5.50%, 9/15/2026‡(d)	5,690	156
Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.45%, 2/17/2023(b)	4,250	4,249
Genesis Energy LP 6.50%, 10/1/2025	55	54
Gulfport Energy Operating Corp.
6.00%, 10/15/2024‡(d)	1,510	72
6.38%, 5/15/2025‡(d)	310	15
6.38%, 1/15/2026‡(d)	1,020	48
8.00%, 5/17/2026(a)	834	896

		5,490

Personal Products — 0.0%(c)
ESC SANCHEZ 8.88%, 3/15/2025‡(d)	3,888	—	(e)

Pharmaceuticals — 0.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	2,805	2,938
Bausch Health Cos., Inc. 9.00%, 12/15/2025(a)	2,035	2,124
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 0.53%, 5/16/2022(b)	3,216	3,222
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)(d)	790	448
5.50%, 4/15/2025(a)(d)	7,315	4,334

		13,066

Road & Rail — 0.0%(c)
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026(d)	1,035	67
6.00%, 1/15/2028(d)	1,345	87
Hertz Corp. (The) 5.50%, 10/15/2024(d)	4,923	111

		265

Specialty Retail — 0.0%(c)
Staples, Inc. 7.50%, 4/15/2026(a)	4,018	3,990

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.88%), 1.04%, 8/15/2022(b)	20,551	20,626

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.60%), 0.73%, 3/22/2022(b)	16,660	16,682

TOTAL CORPORATE BONDS (Cost $2,094,350)		2,078,916

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 2.68%, 9/25/2035(j)	2,696	2,333
Series 2005-10, Class 1A21, 2.73%, 1/25/2036(j)	496	469
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	67	71
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	4	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	28	27
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	227	196
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	138
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	200	197
Series 2006-J2, Class A1, 0.59%, 4/25/2036(j)	2,566	1,137
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	998	779
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	1,798	1,403
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,334	1,742
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	439	308

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,545	1,209
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	337	251
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	498	353
American Home Mortgage Assets Trust
Series 2007-4, Class A4, 0.67%, 8/25/2037(j)	4,906	4,720
Series 2006-2, Class 2A1, 0.47%, 9/25/2046(j)	1,051	1,019
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(j)	2,907	2,909
Angel Oak Mortgage Trust I LLC Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(j)	1,532	1,542
Arroyo Mortgage Trust Series 2019-1, Class A2, 4.02%, 1/25/2049(a)(j)	5,297	5,318
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	274	275
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	762	789
Series 2005-B, Class 3M1, 0.77%, 4/20/2035‡(j)	3,786	3,791
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	235	230
Series 2006-D, Class 5A2, 2.68%, 5/20/2036(j)	421	412
Series 2014-R7, Class 1A1, 0.24%, 5/26/2036(a)(j)	2,841	2,797
Series 2014-R7, Class 2A1, 0.23%, 9/26/2036(a)(j)	778	762
Series 2015-R4, Class 5A1, 0.24%, 10/25/2036(a)(j)	6,813	6,735
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	1,697	1,713
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 2.19%, 2/25/2036(j)	2,710	2,704
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(f)	2,311	2,359
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	731	761
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	309	247
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,051	716
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	421	287
Series 2007-5, Class A6, 0.44%, 5/25/2037(j)	1,179	525
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,272	1,287
Citigroup Mortgage Loan Trust
Series 2014-10, Class 3A1, 0.48%, 7/25/2036(a)(j)	1,862	1,842
Series 2014-11, Class 4A1, 2.02%, 7/25/2036(a)(j)	1,402	1,377
Series 2014-12, Class 1A4, 0.34%, 8/25/2036(a)(j)	382	381
Series 2014-10, Class 1A1, 0.22%, 11/25/2036(a)(j)	1,836	1,766
Series 2014-10, Class 4A1, 0.26%, 2/25/2037(a)(j)	3,763	3,654
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(j)	6,097	6,096
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(a)(j)	7,745	7,778
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(a)(j)	2,996	3,010
Series 2019-R03, Class 1M2, 2.24%, 9/25/2031(a)(j)	4,239	4,256
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039‡(a)(j)	6,002	6,013
Series 2019-R04, Class 2B1, 5.34%, 6/25/2039‡(a)(j)	58,037	59,561
Series 2019-R05, Class 1B1, 4.19%, 7/25/2039(a)(j)	46,663	47,252
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039(a)(j)	9,571	9,590
Series 2019-R06, Class 2B1, 3.84%, 9/25/2039(a)(j)	59,986	60,246
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(j)	12,341	12,365
Series 2019-R07, Class 1B1, 3.49%, 10/25/2039(a)(j)	7,313	7,347
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(j)	31,860	31,980
Series 2020-R02, Class 2B1, 3.09%, 1/25/2040(a)(j)	63,933	63,613
Series 2020-R01, Class 1B1, 3.34%, 1/25/2040‡(a)(j)	57,784	57,811
Series 2021-R01, Class 1B1, 3.15%, 10/25/2041(a)(j)	13,000	13,049
Series 2021-R01, Class 1B2, 6.05%, 10/25/2041(a)(j)	20,550	20,973
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	15	15
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	748	791
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 0.39%, 3/25/2037(j)	7,854	7,917

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.33%, 2/25/2020(j)	99	98
Series 2005-1, Class 1A1, 0.59%, 2/25/2035(j)	948	937
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 3.05%, 8/25/2033(a)(j)	14,158	14,193
Series 2021-HQA1, Class B2, 5.05%, 8/25/2033(a)(j)	18,730	19,150
Series 2021-HQA2, Class B1, 3.20%, 12/25/2033(a)(j)	16,225	16,395
Series 2021-DNA1, Class B2, 4.80%, 1/25/2051‡(a)(j)	19,195	19,268
FHLMC STACR Trust
Series 2018-DNA2, Class M1, 0.89%, 12/25/2030‡(a)(j)	2,249	2,249
Series 2018-HQA2, Class M1, 0.84%, 10/25/2048(a)(j)	2,432	2,432
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class B1, 3.45%, 8/25/2033(a)(j)	14,110	14,484
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 1.00%, 11/25/2041(a)(j)	2,350	2,413
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(j)	7,853	7,918
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(a)(f)	10,575	10,594
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.26%, 4/26/2037(a)(j)	323	320
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	26	25
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,082	1,112
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	718	777
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.31%, 12/19/2034(j)	383	337
Series 2006-9, Class 2A1A, 0.51%, 11/19/2036(j)	3,044	2,863
Series 2007-1, Class 2A1A, 0.35%, 3/19/2037(j)	19,121	17,706
HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.63%, 10/25/2035(j)	1,638	1,639
Impac CMB Trust
Series 2004-6, Class 1A2, 0.87%, 10/25/2034(j)	651	646
Series 2005-1, Class 2A1, 0.60%, 4/25/2035(j)	5,915	5,915
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	562	482
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.59%, 5/25/2033(a)(j)	5,359	5,333
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	39	38
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	543	587
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,803	1,270
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(a)	1,046	1,048
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.45%, 12/26/2036(a)(j)	1,589	1,575
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.21%, 10/25/2032(j)	859	883
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	45
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	37	35
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.24%, 8/26/2036(a)(j)	1,781	1,771
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 0.49%, 1/25/2046(j)	15,341	4,338
RFMSI Trust
Series 2005-SA2, Class 2A2, 2.89%, 6/25/2035(j)	880	882
Series 2006-S9, Class A1, 6.25%, 9/25/2036	1,770	1,733
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,205	1,189
Series 2006-SA4, Class 2A1, 4.48%, 11/25/2036(j)	722	693
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	1,373	1,371
Series 2007-S2, Class A4, 6.00%, 2/25/2037	510	480
Series 2007-SA4, Class 3A1, 4.32%, 10/25/2037(j)	8,191	6,771
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(j)	4,380	4,398
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(a)(j)	2,280	2,284
Thornburg Mortgage Securities Trust Series 2002-4, Class 3A, 1.87%, 12/25/2042(j)	497	505
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(a)(j)	3,250	3,285
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(a)(j)	1,998	2,011

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 0.54%, 9/25/2035(j)	579	500
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	73	73

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $661,737)		666,258

ASSET-BACKED SECURITIES — 6.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-FM1, Class A2B, 0.27%, 7/25/2036‡(j)	27,075	9,401
Series 2006-FM1, Class A1A, 0.39%, 7/25/2036‡(j)	5,789	2,627
Series 2006-CW1, Class A2D, 0.61%, 7/25/2036‡(j)	10,046	9,429
Series 2007-HE3, Class A1, 0.53%, 1/25/2037‡(j)	13,392	4,250
Series 2007-WM2, Class A2B, 0.27%, 2/25/2037‡(j)	5,664	3,127
Series 2007-WM2, Class A2C, 0.37%, 2/25/2037‡(j)	5,268	2,960
Series 2007-WM2, Class A2D, 0.46%, 2/25/2037‡(j)	5,554	3,169
Series 2007-HE5, Class A1, 0.45%, 7/25/2037‡(j)	18,906	7,458
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-7, Class M1, 1.37%, 8/25/2033‡(j)	279	279
Series 2005-R3, Class M8, 2.22%, 5/25/2035‡(j)	4,853	4,885
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(f)	784	787
BNC Mortgage Loan Trust Series 2006-1, Class A4, 0.71%, 10/25/2036‡(j)	26,141	19,105
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 0.81%, 10/25/2035‡(j)	3,785	3,804
Series 2006-NC1, Class M2, 0.72%, 1/25/2036‡(j)	18,441	17,373
Series 2006-NC2, Class A3, 0.24%, 6/25/2036(j)	5,098	5,083
Series 2006-NC5, Class A3, 0.24%, 1/25/2037‡(j)	17,292	16,539
Centex Home Equity Loan Trust Series 2005-A, Class M2, 0.84%, 1/25/2035‡(j)	2,652	2,640
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.58%, 12/7/2023(j)	9,605	9,606
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.25%, 12/25/2036‡(a)(j)	7,496	4,973
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 0.25%, 12/25/2035‡(j)	1,221	1,219
Series 2007-2, Class 2A3, 0.23%, 8/25/2037‡(j)	3,407	3,379
Series 2007-8, Class 2A3, 0.28%, 11/25/2037‡(j)	5,347	5,326
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB8, Class A1, 0.37%, 10/25/2036‡(j)	8,270	8,056
CWABS Asset-Backed Certificates Trust
Series 2006-18, Class 2A2, 0.25%, 3/25/2037‡(j)	1,569	1,567
Series 2006-11, Class 3AV2, 0.25%, 9/25/2046‡(j)	2,121	2,104
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.92%, 3/25/2034‡(j)	383	382
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.58%, 7/15/2024(j)	8,864	8,869
FBR Securitization Trust
Series 2005-2, Class M2, 0.84%, 9/25/2035‡(j)	4,358	4,358
Series 2005-5, Class M1, 0.78%, 11/25/2035‡(j)	2,075	2,075
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 0.63%, 7/25/2036‡(j)	2,970	1,880
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 0.37%, 7/25/2036‡(j)	5,461	5,434
Series 2006-FF8, Class M1, 0.47%, 7/25/2036‡(j)	5,245	5,396
Series 2006-FF14, Class A5, 0.25%, 10/25/2036‡(j)	10,744	10,661
Series 2006-FF13, Class A1, 0.33%, 10/25/2036‡(j)	11,953	9,456
Fremont Home Loan Trust
Series 2005-1, Class M6, 1.25%, 6/25/2035‡(j)	4,124	3,976
Series 2006-1, Class 1A1, 0.40%, 4/25/2036(j)	5,484	5,443
GSAA Home Equity Trust
Series 2005-9, Class M5, 1.07%, 8/25/2035‡(j)	3,878	3,770
Series 2006-1, Class A2, 0.53%, 1/25/2036‡(j)	4,168	1,606
Series 2006-19, Class A2, 0.45%, 12/25/2036‡(j)	3,502	1,273
Series 2007-4, Class A1, 0.29%, 3/25/2037‡(j)	1,067	403

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-2, Class AF4A, 6.48%, 3/25/2037‡(f)	6,479	2,635
Series 2007-5, Class 1AV1, 0.19%, 5/25/2037‡(j)	6,394	2,783
Series 2007-7, Class 1A2, 0.45%, 7/25/2037‡(j)	1,110	1,104
GSAMP Trust
Series 2005-NC1, Class M2, 1.19%, 2/25/2035‡(j)	6,210	6,115
Series 2005-WMC1, Class M1, 0.83%, 9/25/2035‡(j)	2,027	2,031
Series 2006-FM1, Class A1, 0.41%, 4/25/2036‡(j)	11,065	8,606
Series 2006-NC2, Class A1, 0.39%, 6/25/2036‡(j)	5,414	3,890
Series 2006-FM3, Class A1, 0.23%, 11/25/2036‡(j)	17,114	10,379
Series 2006-HE3, Class A2C, 0.41%, 5/25/2046(j)	3,880	3,869
Series 2007-HE1, Class A2C, 0.24%, 3/25/2047‡(j)	10,856	10,678
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C, Class 2A, 0.22%, 8/25/2036‡(j)	8,865	8,552
Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-B, Class M2, 1.22%, 11/25/2034‡(j)	706	703
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A3, 0.43%, 12/25/2036‡(j)	22,651	8,682
Series 2007-NC1, Class A2, 0.23%, 4/25/2037‡(j)	7,582	5,990
Series 2007-NC1, Class A3, 0.27%, 4/25/2037‡(j)	3,398	2,693
Series 2007-NC1, Class A4, 0.37%, 4/25/2037‡(j)	4,455	3,560
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A1A, 0.26%, 3/25/2037‡(j)	196	196
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 0.95%, 7/25/2034‡(j)	746	742
Series 2006-WL1, Class 2A4, 0.77%, 1/25/2046‡(j)	1,207	1,205
Series 2006-2, Class 2A3, 0.47%, 3/25/2046‡(j)	41,363	19,485
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 0.98%, 6/25/2035‡(j)	2,748	2,748
Series 2006-HE4, Class A2, 0.31%, 11/25/2036‡(j)	5,351	2,280
Series 2006-HE4, Class A3, 0.39%, 11/25/2036‡(j)	6,861	2,946
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 1A, 0.94%, 10/25/2037‡(j)	25,874	20,744
Series 2007-H1, Class 1A1, 1.09%, 10/25/2037‡(j)	3,403	3,419
Merrill Lynch Mortgage Investors Trust
Series 2006-RM2, Class A1A, 0.46%, 5/25/2037‡(j)	12,609	4,898
Series 2006-MLN1, Class A2C, 0.26%, 7/25/2037‡(j)	26,184	13,620
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE1, Class A1, 0.23%, 11/25/2036‡(j)	4,796	3,670
Series 2007-HE2, Class A2B, 0.18%, 1/25/2037‡(j)	12,288	7,374
Series 2007-HE7, Class A2B, 1.09%, 7/25/2037‡(j)	2,150	2,148
Nationstar Home Equity Loan Trust
Series 2007-A, Class M3, 0.39%, 3/25/2037‡(j)	1,800	1,675
Series 2007-B, Class M1, 0.50%, 4/25/2037‡(j)	4,158	4,003
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.15%, 11/25/2033‡(j)	1	1
Series 2005-1, Class M6, 1.29%, 3/25/2035‡(j)	3,955	3,938
Series 2006-2, Class A2B, 0.25%, 8/25/2036(j)	6,885	6,688
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 0.71%, 2/25/2036‡(j)	702	702
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.39%, 9/25/2036‡(j)	11,036	6,337
Series 2006-4, Class A2D, 0.59%, 9/25/2036‡(j)	4,176	2,443
Series 2006-5, Class A2C, 0.26%, 11/25/2036‡(j)	8,727	3,750
Series 2007-1, Class A1A, 0.22%, 3/25/2037‡(j)	16,908	13,046
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	3,336	3,386
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	6,713	6,819
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	9,495	9,509
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 0.95%, 11/25/2034‡(j)	535	530
Series 2005-3, Class M2, 0.83%, 8/25/2035(j)	1,209	1,209
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.55%, 12/25/2035‡(j)	1,283	1,280
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ2, Class M2, 0.78%, 5/25/2035‡(j)	466	467

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RAMP Trust Series 2005-EFC6, Class M4, 0.98%, 11/25/2035‡(j)	2,540	2,483
RASC Trust
Series 2005-KS2, Class M1, 0.74%, 3/25/2035‡(j)	564	562
Series 2007-KS3, Class AI3, 0.34%, 4/25/2037‡(j)	486	486
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(f)	986	1,010
Series 2005-3, Class M4, 0.99%, 11/25/2035‡(j)	3,380	3,218
Series 2007-1, Class A2C, 0.24%, 1/25/2047‡(j)	2,183	2,171
Securitized Asset-Backed Receivables LLC Trust
Series 2006-FR4, Class A1, 0.23%, 8/25/2036‡(a)(j)	12,471	6,674
Series 2006-NC3, Class A1, 0.37%, 9/25/2036‡(j)	10,300	7,579
Series 2006-WM2, Class A2A, 0.41%, 9/25/2036‡(j)	18,616	16,398
Series 2007-HE1, Class A2B, 0.31%, 12/25/2036(j)	6,950	2,274
Series 2007-HE1, Class A2C, 0.41%, 12/25/2036‡(j)	17,655	5,840
Series 2007-HE1, Class A2D, 0.53%, 12/25/2036‡(j)	6,733	2,257
Series 2007-NC2, Class A2B, 0.23%, 1/25/2037‡(j)	3,267	3,112
Soundview Home Loan Trust
Series 2006-1, Class A4, 0.69%, 2/25/2036‡(j)	1,004	1,004
Series 2006-OPT1, Class 1A1, 0.45%, 3/25/2036‡(j)	5,315	5,295
Series 2006-OPT4, Class 1A1, 0.39%, 6/25/2036(j)	8,435	8,361
Series 2006-OPT3, Class 1A1, 0.40%, 6/25/2036(j)	8,914	8,902
Series 2006-EQ1, Class A3, 0.25%, 10/25/2036‡(j)	649	648
Series 2006-NLC1, Class A1, 0.15%, 11/25/2036‡(a)(j)	1,223	483
Series 2006-NLC1, Class A2, 0.21%, 11/25/2036‡(a)(j)	15,098	6,051
Series 2006-NLC1, Class A3, 0.26%, 11/25/2036‡(a)(j)	1,179	478
Series 2006-NLC1, Class A4, 0.33%, 11/25/2036‡(a)(j)	6,612	2,723
Series 2007-OPT3, Class 2A3, 0.27%, 8/25/2037‡(j)	3,942	3,877
Specialty Underwriting & Residential Finance Trust Series 2006-BC5, Class A1, 0.23%, 11/25/2037‡(j)	4,002	3,599
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	7,463	7,476
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	1,943	1,944
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 0.81%, 5/25/2035‡(j)	180	180
Series 2005-HE3, Class M2, 0.83%, 9/25/2035‡(j)	4,475	4,299
Series 2006-2, Class A3, 0.45%, 4/25/2036(j)	2,423	2,416
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M6, 0.89%, 2/25/2036‡(j)	3,537	3,429
Series 2006-GEL4, Class M1, 0.66%, 10/25/2036‡(a)(j)	2,934	2,917
Series 2006-BC5, Class A4, 0.43%, 12/25/2036‡(j)	1,052	1,041
Series 2007-WF1, Class A4, 0.49%, 2/25/2037‡(j)	2,091	2,086
Terwin Mortgage Trust Series 2006-3, Class 2A2, 0.51%, 4/25/2037(a)(j)	2,479	2,451
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(a)(j)	1,653	1,667
Series 2019-HY2, Class A1, 1.09%, 5/25/2058‡(a)(j)	10,804	10,845

TOTAL ASSET-BACKED SECURITIES (Cost $586,388)		583,892

LOAN ASSIGNMENTS — 2.3%(k)
Aerospace & Defense — 0.0%(c)
Spirit Aerosystems, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 1/15/2025(b)	1,002	1,001
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 12/9/2025(b)	1,016	994

		1,995

Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(b)	904	901
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(b)	1,759	1,747
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 10/1/2025(b)	980	961
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(b)	981	972
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(b)	1,479	1,469

		6,050

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.0%(c)
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)	1,587	1,578

Building Products — 0.0%(c)
Forterra Finance LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023(b)	1,018	1,017
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/21/2028(b)(l)	838	832

		1,849

Capital Markets — 0.0%(c)
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(b)	785	783

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(b)	1,276	1,264
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(b)	1,085	1,078
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(b)	1,558	1,557
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/15/2024(b)	734	730
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/2028(b)	1,531	1,526
Solenis International, L.P., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028(b)	361	358

		6,513

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(b)	760	753
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(b)	625	623
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(b)	480	475
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(b)	2,027	2,008
Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 3/6/2028(b)	929	925
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(b)	1,385	1,377

		6,161

Communications Equipment — 0.0%(c)
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/1/2026(b)	847	844
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(b)	1,426	1,387
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 7/2/2025(b)	384	372

		2,603

Construction & Engineering — 0.0%(c)
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(b)	800	793
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(b)	810	803

		1,596

Containers & Packaging — 0.1%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(b)(l)	1,040	1,021
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(b)	7,711	7,552
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	1,174	1,164
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/24/2028(b)	369	367

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/5/2026(b)	787	778
Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 8/12/2028(b)	450	448
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(b)	529	527
Tekni-Plex, Inc., Delayed Draw Term Loan B (3-MONTH UNFND + 2.00%), 4.50%, 9/15/2028(b)(l)	30	30

		11,887

Diversified Consumer Services — 0.1%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/13/2027(b)	1,040	1,034
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026(b)	1,116	1,112
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(b)	803	782
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(b)	943	942
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 7/17/2025(b)	3,029	3,011

		6,881

Diversified Financial Services — 0.0%(c)
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 3/21/2025(b)	869	847
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(b)	1,317	1,296

		2,143

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(b)	784	768
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)(l)	3,340	3,345
Intelsat Jackson Holdings SA, Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 7/13/2022(b)(l)	1,218	1,221
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028(b)	1,476	1,472
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.81%, 1/31/2026(b)	2,090	2,067

		8,873

Electric Utilities — 0.0%(c)
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(b)	1,149	1,146
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 2/16/2026(b)	699	681
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027(b)(l)	968	967
PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(b)	525	518

		3,312

Electrical Equipment — 0.0%(c)
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(b)	1,567	1,545
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(b)	1,193	1,181

		2,726

Electronic Equipment, Instruments & Components — 0.0%(c)
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(b)	698	697

Entertainment — 0.0%(c)
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/1/2025(b)	1,112	1,103
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(b)(l)	482	388
Cineworld Finance US, Inc., 1st Lien Term Loan B (3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024(b)	216	256

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	765	760
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(b)	1,178	1,164

		3,671

Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(b)	76	77
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024‡(b)	564	575
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(b)	4,693	4,035
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 10/22/2025(b)	1,111	1,108
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/20/2028(b)	1,270	1,262

		7,057

Food Products — 0.1%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(b)	1,385	1,386
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(b)	1,535	1,530
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025(b)	1,311	1,300
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(b)	1,109	1,100

		5,316

Health Care Equipment & Supplies — 0.0%(c)
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(b)	1,262	1,259

Health Care Providers & Services — 0.3%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/2/2025(b)	1,479	1,468
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(b)	774	769
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(b)	6,543	4,916
ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)	916	913
ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)	228	227
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 11/16/2025(b)	808	800
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/31/2027(b)	763	758
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(b)	1,458	1,453
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(b)	1,647	1,642
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 6/27/2025(b)	473	469
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.84%, 6/26/2026(b)	537	535
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	1,355	1,282
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.09%, 6/26/2026(b)(l)	2,843	2,759
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(b)(l)	1,559	1,558

		19,549

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hotels, Restaurants & Leisure — 0.2%
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(b)	1,078	1,066
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025(b)	1,220	1,216
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(b)	880	881
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/2023(b)	688	681
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	407	404
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(b)	898	894
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(b)	1,144	1,135
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(b)	6,751	6,647
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(b)(l)	1,150	1,142

		14,066

Household Durables — 0.0%(c)
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(b)	1,257	1,239
MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(b)	447	445
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 6/29/2028(b)	867	860

		2,544

Independent Power and Renewable Electricity Producers — 0.0%(c)
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 8/28/2025(b)	395	389

Insurance — 0.0%(c)
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(b)	353	348
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.34%, 1/31/2028(b)	535	530
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2024(b)	635	628
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.87%, 4/25/2025(b)	908	891
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.13%, 5/16/2024(b)	428	423

		2,820

Internet & Direct Marketing Retail — 0.0%(c)
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(b)	903	898
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)(l)	753	748
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(b)(l)	925	894

		2,540

IT Services — 0.0%(c)
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(b)	948	939
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 2/11/2028(b)	448	446
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(b)	919	898

		2,283

Leisure Products — 0.0%(c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(d)	2,724	296
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100(d)	10,435	—	(e)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(b)	947	929
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(b)	786	776

		2,001

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Life Sciences Tools & Services — 0.0%(c)
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026(b)(l)	1,161	1,157
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(b)	1,230	1,224
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(b)(l)	1,046	1,041

		3,422

Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	1,523	1,521
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028(b)	1,186	1,181
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)(l)	933	929
Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027(b)(l)	900	897
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025(b)	1,965	1,915

		6,443

Media — 0.1%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.87%, 1/31/2026(b)	1,709	1,673
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(b)	1,444	1,422
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(b)	2,646	2,586
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(b)	1,078	451
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(b)	1,493	1,490
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(b)	1,345	1,341
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(b)	1,147	1,131
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026(b)	638	634
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(b)	810	825
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 1/3/2024(b)	431	421
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 12/4/2026(b)	524	522

		12,496

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(b)	757	752
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(b)	676	669
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.18%, 3/2/2026(b)	6,937	5,325
Navitas Midstream Midland Basin LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/13/2024(b)	858	854

		7,600

Personal Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(b)	800	798
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	6,063	6,036

		6,834

Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(b)	1,097	1,094
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025(b)(l)	4,645	4,600

		5,694

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Professional Services — 0.0%(c)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(b)	844	834

Road & Rail — 0.0%(c)
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)(l)	1,027	1,017
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)(l)	379	375
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)	1,007	1,004
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)	190	190

		2,586

Semiconductors & Semiconductor Equipment — 0.0%(c)
Brooks Automation, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.25%), 6.75%, 11/16/2029(b)(l)	251	251

Software — 0.1%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	2,825	2,801
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	266	266
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(b)	787	786
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 2/19/2029(b)	445	448
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	1,452	1,448
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(b)	619	617
ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 3/11/2028(b)	555	549
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.84%, 8/31/2027(b)	942	935
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(b)	637	636
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 6/1/2026(b)	772	765
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(b)	570	564
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 4/26/2024(b)	482	480
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(b)	540	534
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.67%, 5/18/2026(b)	700	679
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 3/24/2028(b)	388	385
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(b)	1,554	1,545

		13,438

Specialty Retail — 0.4%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(b)	710	707
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(b)(m)	8,708	8,615
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028(b)	970	958
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 10/16/2026(b)	605	603
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 3/9/2028(b)	1,161	1,153
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(b)	1,606	1,590

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(b)	877	872
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(b)	12,304	11,892
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(b)	725	676
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026(b)	1,186	1,137

		28,203

Technology Hardware, Storage & Peripherals — 0.0%(c)
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(b)	1,011	995
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025(b)	713	711
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.38%, 5/18/2026(b)	354	353

		2,059

Textiles, Apparel & Luxury Goods — 0.0%(c)
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028(b)	813	807

Wireless Telecommunication Services — 0.0%(c)
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(b)	946	943

TOTAL LOAN ASSIGNMENTS (Cost $224,196)		220,752

	Shares (000)
COMMON STOCKS — 0.6%
Chemicals — 0.2%
Reichhold , Inc.*‡	9	18,222

Commercial Services & Supplies — 0.0%(c)
Remington LLC*‡	10,425	—	(e)

Communications Equipment — 0.0%(c)
Aspect Software, Inc., Class CR1*‡	275	—	(e)
Aspect Software, Inc., Class CR2*‡	111	—	(e)
Goodman Networks, Inc.*‡	213	—	(e)

		—	(e)

Diversified Telecommunication Services — 0.0%(c)
Frontier Communications Parent, Inc.*	124	4,145

Energy Equipment & Services — 0.0%(c)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	—	(e)

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	187	5,089

Food & Staples Retailing — 0.0%(c)
Moran Foods Backstop Equity*‡	173	690

Health Care Providers & Services — 0.0%(c)
Intl Oncology Care, Inc.*‡	158	1,591

Independent Power and Renewable Electricity Producers — 0.0%(c)
Vistra Common Equity*	9	187

Internet & Direct Marketing Retail — 0.1%
MYT Holding Co.*‡	1,412	7,449

Media — 0.0%(c)
iHeartMedia, Inc., Class A*	71	1,384

Multiline Retail — 0.0%(c)
Neiman Marcus Group Restricted Equity*	5	787

Oil, Gas & Consumable Fuels — 0.1%
Battalion Oil Corp.*	19	220
Chesapeake Energy Corp.	3	169
EP Energy Corp.*	106	9,339
Nine Point Energy Holdings, Inc.*‡	10,112	101

		9,829

Professional Services — 0.1%
NMG, Inc.*	47	7,076

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	6	1,975

TOTAL COMMON STOCKS (Cost $26,204)		58,424

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.5%
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 12/25/2036(n) (Cost $44,223)	43,072	44,164

COMMERCIAL MORTGAGE-BACKED SECURITIES -0.4%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046‡(a)(j)	3,555	3,395

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.08%, 9/25/2044‡(a)(j)	12		12
Series 2015-1, Class M5, 7.20%, 6/25/2045‡(a)(j)	101		101
Series 2016-1, Class M5, 8.63%, 4/25/2046‡(a)(j)	5,151		5,227
Series 2016-1, Class M7, 8.63%, 4/25/2046‡(a)(j)	4,748		5,043
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(j)	49		49
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(j)	1,484		1,490
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(j)	2,802		2,836
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(a)(j)	3,231		3,293
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(a)(j)	2,039		2,108
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(j)	2,196		2,199
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(a)	790		800
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(a)	559		561
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(a)	357		361
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(j)	1,159		1,190
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(j)	1,134		1,157
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(j)	2,612		2,667
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(a)(j)	2,509		2,560

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,215)			35,049

PRIVATE PLACEMENTS — 0.3%
Commercial Loans — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 6/4/2024‡(b)(d)(Cost $30,600)	30,600		25,193

FOREIGN GOVERNMENT SECURITIES — 0.1%
Export-Import Bank of Korea (South Korea) (ICE LIBOR USD 3 Month + 0.53%), 0.66%, 6/25/2022(b)(Cost $12,660)	12,660		12,684

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡ (Cost $1,538)	4		11,121

PREFERRED STOCKS — 0.0%(c)
Communications Equipment — 0.0%(c)
Goodman Networks, Inc.*‡	253		3

Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	2,436		2,600

TOTAL PREFERRED STOCKS (Cost $3,207)			2,603

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(c)
Media — 0.0%(c)
DISH Network Corp.
3.38%, 8/15/2026	1,190		1,097

Oil, Gas & Consumable Fuels — 0.0%(c)
Gulfport Energy Operating Corp. 15.00% (PIK), 12/30/2021‡(g)(h)(i)	—	(e)	422

TOTAL CONVERTIBLE BONDS (Cost $1,086)			1,519

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Diversified Telecommunication Services — 0.0%(c)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(e)	6

Entertainment — 0.0%(c)
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom)*	67		5

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	No. of Warrants (000)	Value ($000)
Media — 0.0%(c)
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	34	673

Oil, Gas & Consumable Fuels — 0.0%(c)
Chesapeake Energy Corp.expiring 2/9/2026, price 35.71 USD*	5	147

TOTAL WARRANTS (Cost $—(e))		831

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 60.9%
CERTIFICATES OF DEPOSIT — 0.3%
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.25%, 5/12/2022(Cost $30,000)	30,000	30,000

COMMERCIAL PAPER — 2.1%
DBS Bank Ltd. (Singapore) 0.22%, 5/4/2022(a)	40,000	39,962
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.19%, 4/12/2022(a)	22,200	22,186
Hydro-Quebec (Canada) 0.11%, 12/15/2021(a)(o)	30,000	29,999
Lloyds Bank plc (United Kingdom) 0.09%, 12/9/2021	44,250	44,249
Versailles Commercial Paper LLC 0.18%, 2/7/2022	30,000	29,991
Victory Receivables Corp.
0.14%, 1/4/2022(a)	4,627	4,626
0.18%, 2/15/2022(a)	30,000	29,990

TOTAL COMMERCIAL PAPER (Cost $200,999)		201,003

	Shares (000)
INVESTMENT COMPANIES — 57.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(p)(q) (Cost $5,534,751)	5,534,751	5,534,751

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 0.7%
Bofa Securities, Inc., 0.44%, dated 11/30/2021, due 2/8/2022, repurchase price $65,028, collateralized by Sovereign Government Securities, 0.50% - 7.63%, due 1/30/2025 - 6/1/2050, with the value of $65,056. (Cost $65,000)	65,000	65,000

U.S. TREASURY OBLIGATIONS — 0.0%(c)
U.S. Treasury Bills 0.05%, 1/6/2022(o)(r)(Cost $3,946)	3,946	3,946

TOTAL SHORT-TERM INVESTMENTS (Cost $5,834,696)		5,834,700

Total Investments — 100.0% (Cost $9,556,100)		9,576,106
Liabilities in Excess of Other Assets — 0.0%(c)		(2,236)

Net Assets — 100.0%		9,573,870

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 12/25/2036(n)	(43,072)	(44,164)

(Proceeds received of $43,907)

Abbreviations

ABS	Asset-Backed Securities
BSBY	Bloomberg Short Term Bank Yield Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

(g)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	The rate shown is the effective yield as of November 30, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2021.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	1,678	12/2022	USD	415,515	(1,137)

Short Contracts
U.S. Treasury 2 Year Note	(293)	03/2022	USD	(64,052)	(69)
U.S. Treasury 5 Year Note	(27)	03/2022	USD	(3,277)	(21)
U.S. Treasury 10 Year Note	(932)	03/2022	USD	(121,888)	(1,300)
3 Month Eurodollar	(1,678)	12/2024	USD	(412,495)	1,873

					483

					(654)

Abbreviations

USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding — buy protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	16.63	USD 7,270	(117)	833	716
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	16.63	USD 7,000	(56)	746	690
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	16.63	USD 7,230	(109)	821	712
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	16.63	USD 7,220	(128)	839	711
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	16.63	USD 7,260	(112)	828	716
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	49.00	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	49.00	USD 10,550	8,434	(8,432)	2

							13,766	(10,218)	3,548

ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.15	USD 14,170	2,771	(2,806)	(35)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.15	USD 6,970	1,310	(1,326)	(16)
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.15	USD 13,370	3,973	(4,006)	(33)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.15	USD 6,600	1,840	(1,856)	(16)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.15	USD 13,380	3,404	(3,437)	(33)

							13,298	(13,431)	(133)

							27,064	(23,649)	3,415

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.36-V1	1.00	Quarterly	12/20/2026	2.14	USD 132,450	4,568	2,245	6,813

CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 41,700	(3,816)	227	(3,589)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 41,800	(3,657)	60	(3,597)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.52	USD 82,800	(77)	(1,470)	(1,547)
CDX.NA.IG.37-V1	1.00	Quarterly	12/20/2026	0.58	USD 104,450	(2,528)	183	(2,345)
iTraxx.Europe.Main.36-V1	1.00	Quarterly	12/20/2026	0.58	EUR 356,600	(10,917)	1,450	(9,467)

						(20,995)	450	(20,545)

						(16,427)	2,695	(13,732)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of November 30, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding — buy protection	13,766	3,548

Liabilities
OTC Credit default swap contracts outstanding — buy protection	13,298	(133)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$72,647	$511,245		$583,892
Collateralized Mortgage Obligations	—	454,227	212,031		666,258
Commercial Mortgage-Backed Securities	—	—	35,049		35,049
Common Stocks
Chemicals	—	—	18,222		18,222
Commercial Services & Supplies	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Telecommunication Services	4,145	—	—		4,145
Energy Equipment & Services	—	—	—	(a)	—	(a)
Equity Real Estate Investment Trusts (REITs)	5,089	—	—		5,089
Food & Staples Retailing	—	—	690		690
Health Care Providers & Services	—	—	1,591		1,591
Independent Power and Renewable Electricity Producers	187	—	—		187
Internet & Direct Marketing Retail	—	—	7,449		7,449
Media	1,384	—	—		1,384
Multiline Retail	787	—	—		787
Oil, Gas & Consumable Fuels	389	9,339	101		9,829
Professional Services	—	7,076	—		7,076
Specialty Retail	—	—	1,975		1,975

Total Common Stocks	11,981	16,415	30,028		58,424

Convertible Bonds
Media	—	1,097	—		1,097
Oil, Gas & Consumable Fuels	—	—	422		422

Total Convertible Bonds	—	1,097	422		1,519

Convertible Preferred Stocks	—	—	11,121		11,121
Corporate Bonds
Auto Components	—	8,066	—		8,066
Automobiles	—	187,211	—		187,211
Banks	—	883,931	—		883,931
Biotechnology	—	49,827	—		49,827
Capital Markets	—	347,310	—		347,310

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Chemicals	$—	$1,581	$—	(a)	$1,581
Consumer Finance	—	138,098	—		138,098
Distributors	—	1,629	—		1,629
Diversified Financial Services	—	17,651	—		17,651
Diversified Telecommunication Services	—	21,310	—		21,310
Electric Utilities	—	95,539	81		95,620
Energy Equipment & Services	—	559	—		559
Entertainment	—	792	—		792
Food & Staples Retailing	—	1,828	—		1,828
Food Products	—	840	—		840
Gas Utilities	—	10,630	—		10,630
Health Care Equipment & Supplies	—	26,338	—		26,338
Health Care Providers & Services	—	11,243	—		11,243
Hotels, Restaurants & Leisure	—	4,930	—		4,930
Household Products	—	289	—		289
Insurance	—	176,023	—		176,023
Internet & Direct Marketing Retail	—	21,827	—		21,827
Media	—	11,264	—		11,264
Oil, Gas & Consumable Fuels	—	5,199	291		5,490
Personal Products	—	—	—	(a)	—	(a)
Pharmaceuticals	—	13,066	—		13,066
Road & Rail	—	265	—		265
Specialty Retail	—	3,990	—		3,990
Tobacco	—	20,626	—		20,626
Wireless Telecommunication Services	—	16,682	—		16,682

Total Corporate Bonds	—	2,078,544	372		2,078,916

Foreign Government Securities	—	12,684	—		12,684
Loan Assignments
Aerospace & Defense	—	1,995	—		1,995
Auto Components	—	6,050	—		6,050
Beverages	—	1,578	—		1,578
Building Products	—	1,849	—		1,849
Capital Markets	—	783	—		783
Chemicals	—	6,513	—		6,513
Commercial Services & Supplies	—	6,161	—		6,161
Communications Equipment	—	2,603	—		2,603
Construction & Engineering	—	1,596	—		1,596
Containers & Packaging	—	11,887	—		11,887
Diversified Consumer Services	—	6,881	—		6,881
Diversified Financial Services	—	2,143	—		2,143
Diversified Telecommunication Services	—	8,873	—		8,873
Electric Utilities	—	3,312	—		3,312
Electrical Equipment	—	2,726	—		2,726
Electronic Equipment, Instruments & Components	—	697	—		697
Entertainment	—	3,671	—		3,671
Food & Staples Retailing	—	6,482	575		7,057
Food Products	—	5,316	—		5,316
Health Care Equipment & Supplies	—	1,259	—		1,259
Health Care Providers & Services	—	19,549	—		19,549
Hotels, Restaurants & Leisure	—	14,066	—		14,066
Household Durables	—	2,544	—		2,544
Independent Power and Renewable Electricity Producers	—	389	—		389
Insurance	—	2,820	—		2,820
Internet & Direct Marketing Retail	—	2,540	—		2,540
IT Services	—	2,283	—		2,283
Leisure Products	—	1,705	296		2,001
Life Sciences Tools & Services	—	3,422	—		3,422
Machinery	—	6,443	—		6,443
Media	—	12,496	—		12,496
Oil, Gas & Consumable Fuels	—	7,600	—		7,600
Personal Products	—	6,834	—		6,834
Pharmaceuticals	—	5,694	—		5,694
Professional Services	—	834	—		834
Road & Rail	—	2,586	—		2,586
Semiconductors & Semiconductor Equipment	—	251	—		251
Software	—	13,438	—		13,438

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$28,203	$—	$28,203
Technology Hardware, Storage & Peripherals	—	2,059	—	2,059
Textiles, Apparel & Luxury Goods	—	807	—	807
Wireless Telecommunication Services	—	943	—	943

Total Loan Assignments	—	219,881	871	220,752

Mortgage-Backed Securities	—	44,164	—	44,164
Preferred Stocks	—	—	2,603	2,603
Private Placements	—	—	25,193	25,193
Warrants
Diversified Telecommunication Services	—	—	6	6
Entertainment	—	5	—	5
Media	—	—	673	673
Oil, Gas & Consumable Fuels	147	—	—	147

Total Warrants	147	5	679	831

Short-Term Investments
Certificates of Deposit	—	30,000	—	30,000
Commercial Paper	—	201,003	—	201,003
Investment Companies	5,534,751	—	—	5,534,751
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	3,946	—	3,946

Total Short-Term Investments	5,534,751	299,949	—	5,834,700

Total Investments in Securities	$5,546,879	$3,199,613	$829,614	$9,576,106

Liabilities
TBA Short Commitment	$—	$(44,164)	$—	$(44,164)

Total Liabilities for Securities Sold Short	$—	$(44,164)	$—	$(44,164)

Appreciation in Other Financial Instruments
Futures Contracts	$1,873	$—	$—	$1,873
Swaps	—	8,232	—	8,232
Depreciation in Other Financial Instruments
Futures Contracts	(2,527)	—	—	(2,527)
Swaps	—	(29,186)	—	(29,186)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(654)	$(20,954)	$—	$(21,608)

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$568,421	$1,345	$(10,382)	$7,062	$98,824		$(174,751)	$68,146	$(47,420)	$511,245
Collateralized Mortgage Obligations	237,051	254	(4,130)	84	137,332		(127,841)	—	(30,719)	212,031
Commercial Mortgage-Backed Securities	49,108	—	541	(13)	—		(14,587)	—	—	35,049
Common Stocks	24,966	(3,213)	8,277	—	—		(2)	—	—	30,028
Convertible Bonds	—	(406)	345	—	484		(1)	—	—	422
Convertible Preferred Stocks	7,851	462	3,414	—	—		(606)	—	—	11,121
Corporate Bonds	5,665	329	(54)	—	—	(a)	(5,568)	—	—	372
Loan Assignments	2,312	—	(713)	3	2,765		(3,496)	—	—	871
Preferred Stocks	3,796	28	(774)	—	—		(447)	—	—	2,603
Private Placements	31,803	(5,000)	3,390	—	—		(5,000)	—	—	25,193
Rights	805	937	(805)	—	—		(937)	—	—	—
Warrants	6	(1)	674	—	—		—	—	—	679

Total	$931,784	$(5,265)	$(217)	$7,136	$239,405		$(333,236)	$68,146	$(78,139)	$829,614

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(262).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$19,812		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 6.5x (6.48x)
	101		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Common Stock	19,913

	3		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	3

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	7.0x (7.0x)

Corporate Bond	—	(c)

	511,245		Discounted Cash Flow	Constant Prepayment Rate	2.00% - 40.00% (7.90%)
				Constant Default Rate	0.00% - 6.90% (2.85%)
				Yield (Discount Rate of Cash Flows)	0.64% - 6.64% (2.75%)

Asset-Backed Securities	511,245

	212,031		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 39.23% (10.91%)
				Constant Default Rate	0.00% - 7.05% (0.13%)
				Yield (Discount Rate of Cash Flows)	0.89% - 4.80% (3.39%)

Collateralized Mortgage Obligations	212,031

	29,995		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (2.64%)
				Yield (Discount Rate of Cash Flows)	1.66% - 6.31% (4.62%)

Commercial Mortgage-Backed Securities	29,995

	6		Market Comparable Companies	EBITDA Multiple (b)	5.3x (5.3x)

Warrants	6

	871		Terms of Restructuring	Expected Recovery	10.90% - 100.00% (69.65%)
Loan Assignments	871

Total	$774,064

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $55,550. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of November 30, 2021, the total market value of matrix-priced securities represents 0.3% of the Fund’s net assets.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$4,901,332	$3,645,771	$3,012,352	$—	$—	$5,534,751	5,534,751	$299	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.